Segment Reporting (Details) - Schedule of Presents the Segment Information - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 74,164,149	$ 77,615,549
Merchandise costs	64,706,599	63,052,437
Interest expenses, net	(995,997)	(1,372,444)
Benefit for income tax	(356,435)	212,052
Net income	1,954,355	327,593
Depreciation and amortization	526,994	514,000
Capital expenditures	197,825	45,472
Directly- Operated Physical Stores [Member]
Segment Reporting Information [Line Items]
Revenue	11,618,183	5,838,536
Merchandise costs	9,921,992	4,657,011
Interest expenses, net	(156,028)	(103,240)
Benefit for income tax	(55,837)	15,952
Net income	306,160	24,643
Depreciation and amortization	82,556	38,666
Capital expenditures	193,623	29,442
Online Stores and Services [Member]
Segment Reporting Information [Line Items]
Revenue	6,004,400	16,300,547
Merchandise costs	4,929,614	12,957,190
Interest expenses, net	(80,637)	(288,236)
Benefit for income tax	(28,857)	44,534
Net income	158,226	68,800
Depreciation and amortization	42,666	107,948
Capital expenditures	3,136	3,640
Franchise Stores and Wholesale Customers [Member]
Segment Reporting Information [Line Items]
Revenue	56,541,566	55,476,466
Merchandise costs	49,854,993	45,438,236
Interest expenses, net	(759,332)	(980,968)
Benefit for income tax	(271,741)	151,566
Net income	1,489,969	234,150
Depreciation and amortization	401,772	367,386
Capital expenditures	$ 1,066	$ 12,390